Condensed Consolidated Balance Sheets - USD ($)	Dec. 31, 2019		Mar. 31, 2019	Mar. 31, 2018
Current assets:
Cash and cash equivalents	$ 263,600		$ 133,644	$ 1,490,686
Prepaid assets	3,619,317		6,685,970	3,555
Receivables	623,203		724,995	472,557
Short-term advances	145,000		10,000	10,000
Short-term advances - related party	7,500		500	36,510
Other current assets	156,448		142,061	480,370
Total current assets	4,815,068		7,697,170	2,493,678
Fixed assets, net	3,864,341		13,528	18,860
Other assets:
Intangible assets, net	736,051		1,576,685
Long term license agreement, net	1,869,905		1,983,220	2,133,620
Operating lease right-of-use asset	112,564
Deposits	8,488		4,500	4,500
Total other assets	2,727,008		3,564,405	2,138,120
Total assets	11,406,417		11,275,103	4,650,658
Current liabilities:
Accounts payable and accrued liabilities	2,543,328		3,897,013	5,352,073
Payroll liabilities	23,575		888,177
Customer advance	607,205		265,000
Deferred revenue	731,578		1,876,727	863,740
Derivative liability	383,670		1,358,901
Operating lease liability, current	59,064	[1]
Other current liabilities	7,576,800
Related party payables, net of discounts	1,646,893		545,489	1,880
Debt, net of discounts	2,181,578		1,977,030	195,245
Total current liabilities	15,753,691		9,920,160	6,412,938
Operating lease liability, long term	59,333
Other long term liabilities, net	1,652,593
Total long term liabilities	1,711,926
Total liabilities	17,465,617		9,920,160	6,412,938
Commitments and contingencies
Stockholders' equity (deficit):
Preferred stock, par value: $0.001; 10,000,000 shares authorized, none issued and outstanding as of December 31, 2019, March 31, 2019 and 2018
Common stock, par value $0.001; 10,000,000,000 shares authorized; 3,003,490,408, 2,640,161,318 and 2,169,661,318 shares issued and outstanding as of December 31, 2019, March 31, 2019 and 2018 respectively	3,003,490		2,640,161	2,169,661
Additional paid in capital	24,618,312		23,758,917	16,137,945
Accumulated other comprehensive income (loss)	3,430		1,363	(2,483)
Accumulated deficit	(33,684,432)		(25,096,983)	(20,085,947)
Total Investview stockholders' equity (deficit)	(6,059,200)		1,303,458	(1,780,824)
Noncontrolling interest			51,485	18,544
Total stockholders' equity (deficit)	6,059,200		1,354,943	(1,762,280)
Total liabilities and stockholders' equity (deficit)	$ 11,406,417		$ 11,275,103	$ 4,650,658

[1]	Represents lease payments to be made in the next 12 months